Description of Business and Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Organization
(1) Description of Business and Organization
TaskUs, Inc. (formerly known as TU TopCo, Inc.) (“TaskUs” and, together with its subsidiaries, the “Company,” “we,” “us” or “our”) was formed by investment funds affiliated with The Blackstone Group Inc. (formerly known as The Blackstone Group L.P.) (“Blackstone”) as a vehicle for the acquisition of TaskUs Holdings, Inc. (formerly known as TaskUs, Inc.) (“TaskUs Holdings”) on October 1, 2018 (the “Blackstone Acquisition”). Prior to the Blackstone Acquisition, TaskUs had no operations and TaskUs Holdings operated as a standalone entity.
In connection with the Company’s June 2021 initial public offering (“IPO”), on June 10, 2021, the Company amended and restated its certificate of incorporation to effect a ten-for-one
forward stock split of its outstanding common stock and authorized two classes of ownership interests. See Note 11, “Shareholders’ Equity” for additional information.
We are a digital outsourcer focused on serving high-growth technology companies to represent, protect and grow their brands. Our global, omni-channel delivery model is focused on Digital Customer Experience, Content Security and artificial intelligence (“AI”) Operations. We have designed our platform to enable us to rapidly scale and benefit from our clients’ growth. Through our agile and responsive operational model, we deliver services from multiple delivery sites that span globally from the United States, Philippines, and other parts of the world.
The Company’s major service offerings are described in more detail below:

•	Digital Customer Experience : Principally consists of omni-channel customer care and customer acquisition services, primarily delivered through digital (non-voice) channels.

•
Content Security
: Principally consists of review and disposition of user and advertiser generated content for purposes which include removal or labeling of policy violating, offensive or misleading content.

•	AI Operation s: Principally consists of data labeling, annotation and transcription services performed for the purpose of training and tuning AI algorithms through the process of machine learning.

(1) Description of Business and Organization
TaskUs, Inc. (formerly known as TU TopCo, Inc.) (“TaskUs” and, together with its subsidiaries, the “Company,” “we,” “us” or “our”) was formed by investment funds affiliated with The Blackstone Group Inc. (formerly known as The Blackstone Group L.P.) (“Blackstone”) as a vehicle for the acquisition of TaskUs Holdings, Inc. (formerly known as TaskUs, Inc.) (“TaskUs Holdings”) on October 1, 2018 (the “Blackstone Acquisition”). Prior to the Blackstone Acquisition, TaskUs had no operations and TaskUs Holdings operated as a standalone entity.
We are a digital outsourcer focused on serving high-growth technology companies to represent, protect and grow their brands. Our global, omni-channel delivery model is focused on Digital Customer Experience, Content Security and AI Operations. We have designed our platform to enable us to rapidly scale and benefit from our clients’ growth. Through our agile and responsive operational model, we deliver services from multiple delivery sites that span globally from the United States, Philippines, and other parts of the world.
The Company’s major service offerings are described in more detail below:

•	Digital Customer Experience : Principally consists of omni-channel customer care and customer acquisition services, primarily delivered through digital (non-voice) channels.

•
Content Security
: Principally consists of review and disposition of user and advertiser generated content for purposes which include removal or labeling of policy violating, offensive or misleading content.

•	AI Operation s: Principally consists of data labeling, annotation and transcription services performed for the purpose of training and tuning AI algorithms through the process of machine learning.